Net debt (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Net Debt [Abstract]
Analysis of changes in consolidated net debt	Analysis of changes in net debt

	2025
	Financial liabilities
	Borrowings excluding overdrafts (note 21)(a) US$m	Lease liabilities (note 22)(b) US$m	Derivatives related to net debt (note 24)(c) US$m	Cash and cash equivalents including overdrafts (note 23)(a) US$m	Other investments (note 24)(d) US$m	Net debt US$m

At 1 January	(12,431)	(1,413)	(343)	8,484	212	(5,491)
Foreign exchange adjustment	(53)	(60)	46	95	14	42
Net cash movements excluding exchange movements	(7,816)	522	(14)	(7)	131	(7,184)
Newly consolidated operations(e)	(1,553)	(46)	–	293	–	(1,306)
Other non-cash movements	(71)	(589)	231	–	6	(423)
At 31 December	(21,924)	(1,586)	(80)	8,865	363	(14,362)

	2024
	Financial liabilities			Other assets
	Borrowings excluding overdrafts (note 21)(a) US$m	Lease liabilities (note 22)(b) US$m	Derivatives related to net debt (note 24)(c) US$m	Cash and cash equivalents including overdrafts (note 23)(a) US$m	Other investments (note 24)(d) US$m	Net debt US$m
At 1 January	(13,000)	(1,351)	(429)	9,672	877	(4,231)
Foreign exchange adjustment	57	69	(30)	(99)	(1)	(4)
Cash movements excluding exchange movements	494	455	104	(1,089)	(675)	(711)
Other non-cash movements	18	(586)	12	–	11	(545)
At 31 December	(12,431)	(1,413)	(343)	8,484	212	(5,491)
(a)Borrowings excluding overdrafts of US$21,924 million (2024:US$12,431 million) differs from Borrowings on the balance sheet as it excludes bank overdrafts of US$7 million
(2024: US$11 million) which has been included in cash and cash equivalents for the net debt reconciliation.
(b)Other non-cash movements in lease liabilities include the net impact of additions, modifications and terminations during the year.
(c)Included within derivatives related to net debt are interest rate and cross-currency interest rate swaps that are in hedge relationships with the Group’s debt.
(d)Other investments includes US$363 million of term deposits with a maturity greater than 3 months. In 2024, the entire balance of US$212 million comprised highly liquid financial assets held in a separately managed portfolio of fixed income instruments, classified as held for trading.
(e)This relates to our acquisition of Arcadium Lithium plc. Refer to note 5 for details.
Summary by currency, the group's net debt, after taking into account relevant cross currency interest rate swaps and foreign exchange contracts	The table below summarises, by currency, our net debt, after taking into account relevant cross-currency interest rate swaps and foreign exchange contracts:

	2025						2024
Net debt by currency	Borrowings excluding overdrafts US$m	Lease liabilities US$m	Derivatives related to net debt US$m	Cash and cash equivalents US$m	Other investments US$m	Net debt US$m	Net debt US$m
US dollar	(21,674)	(707)	(80)	7,921	–	(14,540)	(5,743)
Australian dollar	(64)	(495)	–	310	363	114	128
Canadian dollar	(186)	(167)	–	97	–	(256)	(235)
South African rand	–	(2)	–	147	–	145	165
Other	–	(215)	–	390	–	175	194
Total	(21,924)	(1,586)	(80)	8,865	363	(14,362)	(5,491)